Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summary of Changes to Investments in Joint Ventures
Changes to investments in joint ventures were as follows:

	Raízen Combustíveis S.A.	Raízen Energia S.A.	Total
Shares issued by the joint venture	1,661,418,472	7,243,283,198
Shares held by Cosan	830,709,236	3,621,641,599
Cosan ownership interest	50%	50%
At January 1, 2018	3,185,987	5,261,812	8,447,799
Interest in earnings of joint ventures	693,226	253,056	946,282
Other comprehensive (losses) income	8,358	(54,881)	(46,523)
Interest on capital	(88,200)	—	(88,200)
Changes in the accounting polices adopted by the Company	(1,258)	(82)	(1,340)
Dividends	(693,500)	(486,611)	(1,180,111)

At January 1, 2019	3,104,613	4,973,294	8,077,907

Interest in earnings of joint ventures (i)	1,223,557	(92,151)	1,131,406
Other comprehensive (losses) income	(4,770)	(192,470)	(197,240)
Interest on capital (ii)	(63,500)	—	(63,500)
Dividends (ii)	(1,047,299)	(352,314)	(1,399,613)

At December 31, 2019	3,212,601	4,336,359	7,548,960